Acquisitions (Narrative) (Detail) $ / shares in Units, € in Millions, £ in Millions, $ in Millions																			12 Months Ended			98 Months Ended
	Feb. 25, 2015 USD ($)	Feb. 23, 2015 USD ($) ft² DataCentre Market MW	Jan. 06, 2015 USD ($) CellularTowers Buildings mi	Jan. 03, 2015	Jul. 03, 2014 USD ($)	Jul. 03, 2014 EUR (€)	May. 16, 2014 USD ($)	May. 16, 2014 GBP (£)	Mar. 04, 2014 USD ($)	Oct. 02, 2013 USD ($)	Oct. 01, 2013 USD ($)	Aug. 01, 2013 USD ($) shares	May. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 14, 2012 USD ($)	Oct. 01, 2012 USD ($)	Aug. 31, 2012 USD ($)	Jul. 02, 2012 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2015 USD ($) Acquisition	Jul. 01, 2014 USD ($)	May. 16, 2014 GBP (£)	Jun. 30, 2012
Business Acquisition [Line Items]
Number of business combinations completed | Acquisition																						34
Cash paid for acquisitions, net of cash acquired																			$ 855.7	$ 393.3	$ 2,480.7
Deferred Tax Assets, Net																			(60.2)	8.0		$ (60.2)
Net operating loss carry forwards generated																			1,115.0			1,115.0
Acquisition related costs																			$ 5.9	4.5	14.2
Neo Telecoms [Member]
Business Acquisition [Line Items]
Acquisition date					Jul. 01, 2014	Jul. 01, 2014													Jul. 01, 2014
Business acquisition, percentage of voting interests acquired																							96.00%
Cash paid for acquisitions, net of cash acquired					$ 73.9	€ 54.1													$ 73.9
Purchase price, held in escrow					$ 11.9	€ 8.7
Business acquisition percentage of non controlling interest																							4.00%
Neo Telecoms [Member] | Other long-term liabilities [Member]
Business Acquisition [Line Items]
Business acquisition, fair value of noncontrolling interest																							$ 2.9
Neo Telecoms [Member] | Call Option [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired																							4.00%
Atlanta NAP [Member]
Business Acquisition [Line Items]
Acquisition date					Jul. 01, 2014	Jul. 01, 2014													Jul. 01, 2014
Business acquisition, percentage of voting interests acquired																							100.00%
Cash paid for acquisitions, net of cash acquired					$ 51.9
Purchase price, held in escrow					$ 5.3
Ideatek Systems, Inc., [Member]
Business Acquisition [Line Items]
Acquisition date				Jan. 01, 2015															Jan. 01, 2015
Cash paid for acquisitions, net of cash acquired			$ 52.7																$ 52.7
Purchase price, held in escrow			$ 3.2
Additional Route Miles Acquired | mi			1,800
Number Of Additional Cellular Towers connected | CellularTowers			600
Number Of Additional Building connected | Buildings			100
Latisys Holdings, LLC [Member]
Business Acquisition [Line Items]
Acquisition date	Feb. 23, 2015																		Feb. 23, 2015
Cash paid for acquisitions, net of cash acquired	$ 677.5	$ 677.5																	$ 677.5
Purchase price, held in escrow		$ 31.4
Number of data center | DataCentre		8
Number of market | Market		5
Acquired area in square feet | ft²		185,000
Critical power acquired | MW		33
Deferred Tax Assets, Net		$ (83.6)																	(83.6)			(83.6)
Net operating loss carry forwards generated																			$ 126.3			126.3
Corelink Data Centers, LLC [Member]
Business Acquisition [Line Items]
Acquisition date												Aug. 01, 2013							Aug. 01, 2013
Cash paid for acquisitions, net of cash acquired												$ 0.3
Net assets acquired												$ 1.9
Business acquisition, equity interest issued or issuable, number of shares | shares												301,949
Business acquisition, equity interest issued or issuable, value assigned												$ 1.6
Access Communications, Inc [Member]
Business Acquisition [Line Items]
Acquisition date											Oct. 01, 2013								Oct. 01, 2013
Business acquisition, percentage of voting interests acquired											100.00%
Cash paid for acquisitions, net of cash acquired											$ 40.1									40.1
Purchase price, held in escrow											$ 4.0
Fiberlink, LLC [Member]
Business Acquisition [Line Items]
Acquisition date										Oct. 02, 2013									Oct. 02, 2013
Business acquisition, percentage of voting interests acquired										100.00%
Cash paid for acquisitions, net of cash acquired										$ 43.1										43.1
CoreXchange [Member]
Business Acquisition [Line Items]
Acquisition date									Mar. 04, 2014										Apr. 03, 2014
Business acquisition, percentage of voting interests acquired									100.00%
Cash paid for acquisitions, net of cash acquired									$ 17.2										$ (0.3)	17.5
Geo Networks Limited [Member]
Business Acquisition [Line Items]
Acquisition date							May 16, 2014	May 16, 2014											May 16, 2014
Business acquisition, percentage of voting interests acquired							100.00%																	100.00%
Cash paid for acquisitions, net of cash acquired							$ 292.3	£ 174.3												$ 292.3
Deferred Tax Assets, Net							$ (38.2)												$ (38.2)			(38.2)
Geo Networks Limited [Member] | Note Holders Payable [Member]
Business Acquisition [Line Items]
Debt payment related to business acquisition | £																								£ 113.4
Geo Networks Limited [Member] | Shareholders
Business Acquisition [Line Items]
Debt payment related to business acquisition | £																								£ 69.1
Abovenet, Inc [Member]
Business Acquisition [Line Items]
Acquisition date																		Jul. 02, 2012	Jul. 02, 2012
Business acquisition, percentage of voting interests acquired																		100.00%
Cash paid for acquisitions, net of cash acquired																		$ 2,210.0			2,210.0
Share price | $ / shares																		$ 84.00
Deferred Tax Assets, Net																		$ 42.1	$ 42.1			42.1
Net operating loss carry forwards generated																			$ 1,008.8			$ 1,008.8
FiberGate [Member]
Business Acquisition [Line Items]
Acquisition date																	Aug. 31, 2012		Aug. 31, 2012
Business acquisition, percentage of voting interests acquired																	100.00%
Cash paid for acquisitions, net of cash acquired																	$ 118.3				118.3
Purchase price, held in escrow																	$ 17.6
American Fiber Systems Holding Corporation [Member]
Business Acquisition [Line Items]
Acquisition date																			Oct. 01, 2010
USCarrier Telecom, LLC [Member]
Business Acquisition [Line Items]
Acquisition date																Oct. 01, 2012			Oct. 01, 2012
Cash paid for acquisitions, net of cash acquired																$ 16.1					16.1
USCarrier Telecom, LLC [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired																									55.00%
USCarrier Telecom, LLC [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired																									34.00%
First Telecom Services, LLC [Member]
Business Acquisition [Line Items]
Acquisition date															Dec. 14, 2012				Dec. 14, 2012
Business acquisition, percentage of voting interests acquired															100.00%
Cash paid for acquisitions, net of cash acquired															$ 109.7						109.7
Litecast/Balticore, LLC [Member]
Business Acquisition [Line Items]
Acquisition date															Dec. 14, 2012				Dec. 31, 2012
Business acquisition, percentage of voting interests acquired														100.00%
Cash paid for acquisitions, net of cash acquired														$ 22.2	$ 22.2						22.2
Core NAP, LP [Member]
Business Acquisition [Line Items]
Acquisition date													May 31, 2013						May 31, 2013
Cash paid for acquisitions, net of cash acquired													$ 7.1								$ 7.1